Annual Total Returns- Janus Henderson Flexible Bond Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Flexible Bond Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.74%	8.34%	(0.14%)	4.94%	0.22%	2.46%	3.62%	(1.00%)	9.57%	10.48%